Lease - Summary of Changes in Right-of-Use Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₩ 5,958	₩ 8,740
Depreciation	(4,116)	(3,998)
Reassessment	261	(64)
Acquisitions/Additions	4,443	1,209
Disposals	0	(45)
Translation difference	75	116
Ending balance	6,621	5,958
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,067	6,698
Depreciation	(2,794)	(2,549)
Reassessment	210	1
Acquisitions/Additions	2,178	923
Disposals	0	(45)
Translation difference	59	39
Ending balance	4,720	5,067
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	65	292
Depreciation	(239)	(231)
Reassessment	52	(52)
Acquisitions/Additions	490	55
Disposals	0	0
Translation difference	0	1
Ending balance	368	65
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	826	1,750
Depreciation	(1,083)	(1,218)
Reassessment	(1)	(13)
Acquisitions/Additions	1,775	231
Disposals	0	0
Translation difference	16	76
Ending balance	₩ 1,533	₩ 826